Transferred financial assets that are not derecognized in their entirety (Tables)	12 Months Ended
Dec. 31, 2017
Notes Transferred Financial Assets Not Derecognized [Line Items]
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Explanatory
Transferred financial assets subject to continued recognition in full
CHF million	31.12.17		31.12.16
	Carrying value of transferred assets	Carrying value of associated liabilities recognized on-balance sheet	Carrying value of transferred assets	Carrying value of associated liabilities recognized on-balance sheet
Trading portfolio assets that may be sold or repledged by counterparties	35,363	12,942	30,260	11,260
relating to securities lending and repurchase agreements in exchange for cash received	13,145	12,942	11,410	11,260
relating to securities lending agreements in exchange for securities received	21,137	0	17,341	0
relating to other financial asset transfers	1,081	0	1,509	0
Financial assets designated at fair value that may be sold or repledged by counterparties	170	169	636	630
Total financial assets transferred	35,533	13,111	30,896	11,890

UBS AG
Notes Transferred Financial Assets Not Derecognized [Line Items]
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Explanatory
Transferred financial assets subject to continued recognition in full
CHF million	31.12.17		31.12.16
	Carrying value of transferred assets	Carrying value of associated liabilities recognized on-balance sheet	Carrying value of transferred assets	Carrying value of associated liabilities recognized on-balance sheet
Trading portfolio assets that may be sold or repledged by counterparties	35,363	12,942	30,260	11,260
relating to securities lending and repurchase agreements in exchange for cash received	13,145	12,942	11,410	11,260
relating to securities lending agreements in exchange for securities received	21,137	0	17,341	0
relating to other financial asset transfers	1,081	0	1,509	0
Financial assets designated at fair value that may be sold or repledged by counterparties	170	169	636	630
Total financial assets transferred	35,533	13,111	30,896	11,890